Foreign currency swaps and forwards - financial instruments Fair value (Details) € in Thousands	Jun. 30, 2025 EUR (€)
Foreign currency swaps
Derivative financial instruments
Financial assets	€ 231
Foreign currency forwards
Derivative financial instruments
Financial assets	262
Level I | Foreign currency swaps
Derivative financial instruments
Financial assets	0
Level I | Foreign currency forwards
Derivative financial instruments
Financial assets	0
Level II | Foreign currency swaps
Derivative financial instruments
Financial assets	231
Level II | Foreign currency forwards
Derivative financial instruments
Financial assets	262
Level III | Foreign currency swaps
Derivative financial instruments
Financial assets	0
Level III | Foreign currency forwards
Derivative financial instruments
Financial assets	€ 0